Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate

Reconciliation between the statutory rate and the effective tax rate is as follows for the years of 2020, 2019 and 2018.

	2020	2019	2018
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities	-	-	-%
Foreign loss not recognized in PRC	3%	4%	6%
Permanent difference and others	(6)%	(6)%	(7)%
Change in valuation allowance	(23)%	(23)%	(24)%
Effective tax rate	-	-	-

Schedule of Deferred Tax Assets

The Company’s deferred tax assets were as follows:

	December 31, 2020	December 31, 2019

Allowance for doubtful accounts	$-	$-
Tax effect of net operating losses carried forward	1,135,982	644,685
Valuation allowance	(1,135,982)	(644,685)
Deferred tax assets, net	$-	$-